Total
Harbor High-Yield Opportunities Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Shareholder Fees - Harbor High-Yield Opportunities Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Redemption Fee (as a percentage of Amount Redeemed)	[1]	1.00%	1.00%	1.00%	1.00%
[1]	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor High-Yield Opportunities Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.14%	0.22%	0.22%	0.34%
Total Annual Fund Operating Expenses		0.74%	0.82%	1.07%	1.19%
Expense Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.65%	0.73%	0.98%	1.10%
[1]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.65%, 0.73%, 0.98%, and 1.10% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor High-Yield Opportunities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retirement Class	66	228	403	910
Institutional Class	75	253	446	1,005
Administrative Class	100	331	581	1,298
Investor Class	112	369	646	1,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94%.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody's or below BBB- by S&P or Fitch, commonly referred to as "high yield" or "junk" bonds.

The Subadviser will generally, but not exclusively, draw from investment opportunities in developed economies in both North America and Europe; however, the Fund is limited to U.S. dollar denominated securities.

The Subadviser's approach includes both bottom-up and top-down elements. While the strategy is grounded in credit-intensive bottom-up research, the Subadviser's views on credit conditions and relative values will also impact Fund positioning.

The Subadviser seeks to exploit credit inefficiencies, such as mispriced or misrated securities, by utilizing a rigorous investment discipline based on a comprehensive bottom-up analysis of creditworthiness. The Subadviser's research process focuses on companies that the Subadviser believes offer attractive yields and possess the ability to service their debt obligations. Through the credit research process, the Subadviser seeks to identify those high-yield issuers that it believes exhibit more favorable credit characteristics, relative to other high-yield issuers, such as the following:

  Predictable demand and stable cash flows
  Competitive positions in well-defined market niches
  Sustainable margins, profitability and growth
  Strong financial and managerial controls
  Proven management teams

The Subadviser tends to eliminate from consideration issuers operating in industries whose participants, in the Subadviser's view, possess a limited ability to maintain a competitive advantage because of low entry barriers or an excessive reliance on technological innovation for growing cash flow. The Subadviser's credit research also emphasizes downside risk protection and incorporates a comprehensive assessment of bond covenant protections and the remedies available should an investment become impaired. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

The Subadviser's approach to portfolio management also has a top-down, flexible and opportunistic element that seeks to take into account current and anticipated market conditions to guide the Fund's exposures. As a result, the Fund is not limited to set exposures to particular credit ratings categories. The Fund will typically hold credits that range from BBB to CCC ratings, and up to 10% in unrated securities. When credit spreads are at historically wide levels and credit default rates appear to be headed lower, the Subadviser may seek out opportunities to take on greater credit risk by emphasizing single-B securities and by taking tactical advantage of the potential for spread tightening in CCC-rated securities. In an environment of tight credit spreads and increasing default rates, the Subadviser may shift the rating allocation in favor of higher quality BB-rated securities in an effort to help insulate the Fund from potential price volatility.

Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.

Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. Therefore, the Fund's average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.

Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as "high-yield securities" or "junk bonds"). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund's investments.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the Fund's performance for the past calendar year. When the Fund generates additional years of returns, the bar chart will show the volatility — or variability — of the Fund's annual total returns over time and how the Fund's performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods  compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	6.88%	Q1 2019
Worst Quarter	-5.46%	Q4 2018

Average Annual Total Returns — As of December 31, 2019
Average Annual Total Returns - Harbor High-Yield Opportunities Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Retirement Class		14.78%			4.55%	Nov. 01, 2017
Institutional Class		14.81%			4.52%	Nov. 01, 2017
Institutional Class | After Taxes on Distributions		12.45%			2.36%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		8.72%			2.50%
Administrative Class		14.47%			4.23%	Nov. 01, 2017
Investor Class		14.28%			4.09%	Nov. 01, 2017
ICE BofAML U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes)	[1]	14.41%	8.32%		5.30%
[1]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.